Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Statement [Abstract]
Revenues	$ 21,150,042	$ 35,611,761	$ 50,278,937
Cost of revenues	(18,864,549)	(29,275,274)	(45,309,410)
Gross Profit	2,285,493	6,336,487	4,969,527
Operating expenses:
Selling and marketing	(25,497)	(32,738)	(34,132)
General and administrative	(1,184,369)	(1,118,217)	(1,141,069)
Share-based compensation	(14,236,000)
Total operating expenses	(15,445,866)	(1,150,955)	(1,175,201)
Income (loss) from operations	(13,160,373)	5,185,532	3,794,326
Other income (loss):
Other income	1,213	5,290	30,541
Other expenses		(2,726)
Interest income, net	1,464	(2,446)	10,269
Total other (loss) income, net	2,677	118	40,810
Income (loss) before income tax expenses	(13,157,696)	5,185,650	3,835,136
Income taxes	(212,053)	(903,282)	(679,815)
Net income (loss)	(13,369,749)	4,282,368	3,155,321
Other Comprehensive Loss
Foreign currency translation adjustment	(14,238)	(21,709)	24,697
Total Comprehensive Income (loss)	$ (13,383,987)	$ 4,260,659	$ 3,180,018
Net income (loss) per share attributable to ordinary shareholders - basic (in Dollars per share)	$ (0.57)	$ 0.21	$ 0.16
Net income (loss) per share attributable to ordinary shareholders - diluted (in Dollars per share)	$ (0.57)	$ 0.21	$ 0.16
Weighted average number of ordinary shares used in computing net income(loss) per share - basic (in Shares)	23,568,760	20,000,000	20,000,000
Weighted average number of ordinary shares used in computing net income(loss) per share - diluted (in Shares)	23,568,760	20,000,000	20,000,000